DERIVATIVE LIABILITY ON CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Liability On Convertible Debt
Derivative liability on convertible debt
	December 31, 2017
	Face Value	Derivative Liability

Alpha Capital Anstalt (“Alpha”):

$50,000 Promissory Note dated June 9, 2017, interest at 5%, due September 30, 2018 (G)	50,000	10,000

Total Alpha	50,000	10,000

Sky-Direct LLC (“Sky”):

$15,000 Promissory Note assigned March 25, 2016, interest at 12%, due September 30, 2018 (A) (B) (D) (H)	15,000	27,000

$14,975 Promissory Notes dated October 19 2016, November 29, 2016, and December 30, 2016, interest at 12%, due September 30, 2018 (C) (H)	14,975	26,955

$80,700 Promissory Note dated January 30, 2017, interest at 12%, due September 30, 2018 (C) (H)	80,700	145,260

$80,000 Promissory Note dated February 28, 2017, interest at 12%, due September 30, 2018 (C) (H)	80,000	144,000

$7,000 Promissory Note dated June 30, 2017, interest at 12%, due September 30, 2018 (C) (H)	7,000	12,600

$3,000 Promissory Note dated April 28, 2017, interest at 12%, due September 30, 2018 (C)(H)	3,000	5,400

$5,000 Promissory Note dated May 19, 2017, interest at 10%, due September 30, 2018 (H)	5,000	800

$80,000 Promissory Note dated July 31, 2017, interest at 10%, due September 30, 2018 (H)	80,000	17,600
Total Sky	285,675	394,645

Oscaleta Partners LLC (“Oscaleta”):

$30,019 Promissory Note dated April 20, 2017, interest at 5%, due September 30, 2018 (G)	30,019	6,004

$25,000 Promissory Note dated June 9, 2017, interest at 5%, due September 30, 2018 (G)	25,000	5,000

Total Oscaleta	55,019	11,004

East Six Opportunity Fund LLC:

$25,000 Promissory Note dated June 13, 2017, interest at 5%, due September 30, 2018 (G)	25,000	5,000

Total	$415,694	$458,072